ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ORDINARY SHARES

12. ORDINARY SHARES

The Company was established under the laws of British Virgin Islands on May 10, 2016. The authorized number of ordinary shares was 30,000,000 shares with a par value of US$0.0001.

On August 4, 2022, the Company entered into an underwriting agreement with Network 1 Financial Securities, Inc. and Alexander Capital, L.P. as underwriters named thereof, in connection with its IPO of 5,000,000 Ordinary Shares at a price of $4.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-264575) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 29, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on August 4, 2022. On August 10, 2022, the Company completed its IPO and listed its Ordinary Shares on the Nasdaq Capital Market under the symbol “MEGL”.

With the above IPO, the Company received total gross proceeds of HK$156,030,000 (US$20,000,000). After deducting a sum of HK$15,492,241 (US$1,985,803) in underwriting commission and other expenses, the Company received a total net proceeds of HK$140,537,759 (US$18,014,197).

On August 12, 2022, the underwriter exercised its warrants in full and the Company issued a total of 256,099 ordinary shares with no cash consideration on August 26, 2022.

On November 29, 2024, the shareholders of the Company resolved and approved to amend the maximum number of shares the company was authorized to issue to become 600,000,000 shares, with no par value, each divided into (i) 280,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 300,000,000 non-voting ordinary shares with no par value each. Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.

On December 5, 2024, the Company filed the Third Amended and Restated Memorandum of Association with the Registrar of the British Virgin Islands. The change from ordinary shares to Class A ordinary shares was reflected with the Nasdaq Capital Market and in the marketplace on January 28, 2025.

On February 6, 2025, the Company effected a share combination of its shares at a ratio of four (4) shares into one (1). The number of outstanding Class A ordinary shares were reduced from 16,256,099 Class A ordinary shares to 4,064,026 Class A ordinary shares and the number of outstanding Class B Ordinary Shares were reduced from 4,000,000 to 1,000,000 Class B ordinary shares. On February 18, 2025, the Company’s Class A ordinary shares began trading on the Nasdaq on a post-share combination basis.

The Company believed it is appropriate to reflect the above share combination on a retroactive basis pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share combination.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS